THE KELMOORE STRATEGY(R) FUNDS






                                    [PHOTO]




                               SEMI-ANNUAL REPORT

                            Kelmoore Strategy(R) Fund
                         Kelmoore Strategy(R) Eagle Fund
                        Kelmoore Strategy(R) Liberty Fund

                  --------------------------------------------

                                 AUGUST 31, 2001

Dear Fellow Shareholder:

While the U.S. economy continued to slow, the Federal Reserve moved forward with their rate cutting campaign that has interest rates now nearing post World War I lows. Corporate profits continued to slump and reality that a recovery may not occur until at least next year resulted in the major market averages trending lower with only brief spikes higher that were quickly sold into. Volatility has grinded lower throughout the summer as volume is down and many day traders have found other work. Historically, the market has been a leading indicator of the economy. I believe that if an economic recovery comes in the spring of 2002, the markets should begin to anticipate the recovery this fall. The first sign I look for is a reemergence of visibility of corporate spending that should eventually translate into an upward trend in corporate profits.

The Kelmoore Strategy involves selling covered options on a universe of equities that we believe can and will survive economic downturns and should thrive in periods of expansion. If we realize gains from the sale of options or the sale of equities, we pay the gains to you the shareholder in the form of a dividend. Cash inflows into the Kelmoore Strategy Fund Family neared record levels in August 2001. I continue to purchase equities in some of America's finest companies and sell options against those equities. All of us at Kelmoore continue to be optimistic about the future and believe that we can help you to achieve your financial goals.


Sincerely,


/s/ Matthew Kelmon


Matthew Kelmon
President and Portfolio Manager

Please visit our web site at www.Kelmoore.com

KELMOORE STRATEGY(R) FUND                                        AUGUST 31, 2001
PORTFOLIO OF INVESTMENTS                                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  Value
Shares                                                           (Note 1)
------                                                         -----------
COMMON STOCKS - 91.8%++

           CONSUMER GOODS - 17.3%
375,000    AOL Time Warner Inc.+ ...........................  $ 14,006,250
100,000    Amgen Inc.+ .....................................     6,430,000
100,000    The Home Depot, Inc. ............................     4,595,000
116,600    Merck & Co., Inc. ...............................     7,590,660
350,000    Wal-Mart Stores, Inc. ...........................    16,817,500
 60,000    Walgreen Co. ....................................     2,061,000
                                                              ------------
                                                                51,500,410
                                                              ------------
           FINANCIAL SERVICES - 19.8%
225,000    American Express Co. ............................     8,194,500
250,000    Citigroup Inc. ..................................    11,437,500
 30,000    Fannie Mae ......................................     2,286,300
200,000    The Goldman Sachs Group, Inc. ...................    16,020,000
200,000    Merrill Lynch & Co., Inc. .......................    10,320,000
200,000    Morgan Stanley Dean Witter & Co. ................    10,670,000
                                                              ------------
                                                                58,928,300
                                                              ------------
           MANUFACTURING - 16.6%
150,000    Agilent Technologies, Inc.+ .....................     3,975,000
 50,000    The Boeing Co. ..................................     2,560,000
250,000    Eastman Kodak Co. ...............................    11,167,500
250,000    General Electric Co. ............................    10,245,000
200,000    General Motors Corp. ............................    10,950,000
651,000    Lucent Technologies Inc. ........................     4,439,820
100,000    Tyco International Ltd. .........................     5,195,000
     93    Visteon Corp. ...................................         1,590
100,000    Xerox Corp. .....................................       920,000
                                                              ------------
                                                                49,453,910
                                                              ------------

                                                                  Value
Shares                                                           (Note 1)
------                                                         -----------
           RESOURCES - 12.6%
100,000    Alcoa Inc. ......................................   $ 3,812,000
225,600    du Pont (E.I.) de Nemours & Co. .................     9,242,832
250,000    Exxon Mobil Corp. ...............................    10,037,500
250,000    Halliburton Co. .................................     6,965,000
 10,000    International Paper Co. .........................       401,200
150,000    Schlumberger Ltd. ...............................     7,350,000
                                                              ------------
                                                                37,808,532
                                                              ------------
           TECHNOLOGY - 25.5%
 20,634    Avaya Inc.+ .....................................       234,403
400,000    Cisco Systems, Inc.+ ............................     6,532,000
300,000    Hewlett-Packard Co. .............................     6,963,000
300,000    Intel Corp. .....................................     8,388,000
100,000    International Business Machines Corp.............    10,000,000
275,000    Microsoft Corp.+ ................................    15,688,750
287,500    Motorola, Inc. ..................................     5,002,500
400,000    Oracle Corp.+ ...................................     4,884,000
600,000    Sun Microsystems, Inc.+ .........................     6,870,000
350,000    Texas Instruments Inc. ..........................    11,585,000
                                                              ------------
                                                                76,147,653
                                                              ------------
           TOTAL COMMON STOCKS
           (Cost $419,117,778*) ............................   273,838,805
                                                              ------------


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) FUND                                        AUGUST 31, 2001
PORTFOLIO OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

Number of
Contract Shares                      Expiration     Strike        Value
Subject to Call                         Date        Price        (Note 1)
---------------                      ----------   ---------    ------------
CALL OPTIONS WRITTEN - (0.5)%

           CONSUMER GOODS - (0.1)%
100,000    Amgen Inc. ..............  09/22/01     $ 65.0      $   (175,000)
100,000    Merck & Co., Inc. .......  10/20/01       70.0           (95,000)
 60,000    Walgreen Co. ............  09/22/01       35.0           (37,500)
                                                               ------------
                                                                   (307,500)
                                                               ------------
           FINANCIAL SERVICES - (0.1)%
187,900    American Express
           Co. .....................  09/22/01       37.5          (159,715)
                                                               ------------
           MANUFACTURING - (0.3)%
 50,000    The Boeing Co. ..........  10/20/01       55.0           (42,500)
250,000    Eastman Kodak Co. .......  09/22/01       45.0          (262,500)
200,000    General Motors Corp. ....  10/20/01       55.0          (520,000)
                                                               ------------
                                                                   (825,000)
                                                               ------------
           RESOURCES - (0.0)%#
100,000    Alcoa Inc. ..............  09/22/01       40.0           (45,000)
                                                               ------------
           TOTAL CALL OPTIONS WRITTEN
           (Premiums received $1,503,961)  .................     (1,337,215)
                                                               ------------

Number of
Contract Shares                      Expiration     Strike        Value
Subject to Put                          Date        Price        (Note 1)
---------------                      ----------   ---------    ------------
PUT OPTIONS WRITTEN - (1.1)%

           CONSUMER GOODS - (0.1)%
100,000    Amgen Inc. ..............  09/22/01     $ 65.0      $   (275,000)
                                                               ------------
           FINANCIAL SERVICES - (0.1)%
100,000    Citigroup Inc. ..........  09/22/01       50.0          (440,000)
                                                               ------------
           TECHNOLOGY - (0.9)%
100,000    Cisco System, Inc. ......  10/20/01       22.5          (670,000)
150,000    Sun Microsystem,
           Inc. ....................  09/22/01       15.0          (540,000)
200,000    Texas Instruments
           Inc. ....................  10/20/01       40.0        (1,460,000)
                                                               ------------
                                                                 (2,670,000)
                                                               ------------
           TOTAL PUT OPTIONS WRITTEN
           (Premiums received $2,107,684) ..................     (3,385,000)
                                                               ------------
           TOTAL WRITTEN OPTIONS
           (Premiums received $3,611,645) ..................     (4,722,215)
                                                               ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 9.8% ....................................     29,116,612
                                                               ------------
NET ASSETS - 100.0% ........................................   $298,233,202
                                                               ============

---------------------------
+ Non-income producing security.
++All of the common stocks are pledged as collateral for written options. # Amount represents less than 0.1%
* The aggregate cost of investment securities for federal tax purposes is $419,117,778 and net unrealized depreciation consists of:

Gross unrealized appreciation ..............................  $      17,468
Gross unrealized depreciation ..............................   (145,296,441)
                                                              -------------
  Net unrealized depreciation ..............................  $(145,278,973)
                                                              =============


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND                                  AUGUST 31, 2001
PORTFOLIO OF INVESTMENTS                                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  Value
Shares                                                           (Note 1)
------                                                         -----------
COMMON STOCKS - 97.8%++

           CONSUMER GOODS - 7.8%
 15,000    Amgen Inc.+ .....................................   $   964,500
 23,000    AOL Time Warner Inc.+ ...........................       859,050
 80,000    Commerce One, Inc.+ .............................       260,800
 12,500    Yahoo! Inc.+ ....................................       148,250
                                                               -----------
                                                                 2,232,600
                                                               -----------
           FINANCIAL SERVICES - 16.2%
 20,000    The Charles Schwab Corp. ........................       249,200
 13,000    The Goldman Sachs Group, Inc. ...................     1,041,300
 23,000    Merrill Lynch & Co., Inc. .......................     1,186,800
 20,000    Morgan Stanley Dean Witter & Co. ................     1,067,000
 30,000    NASDAQ-100 Shares+ ..............................     1,098,900
                                                               -----------
                                                                 4,643,200
                                                               -----------
           TECHNOLOGY - 60.5%
  5,000    Advanced Micro Devices, Inc.+ ...................        67,750
 15,000    Altera Corp.+ ...................................       426,000
 50,000    Analog Devices, Inc.+ ...........................     2,389,000
  6,800    Apple Computer, Inc.+ ...........................       126,140
 25,000    Applied Materials, Inc.+ ........................     1,077,250
 50,000    Ariba, Inc.+ ....................................       114,000
  2,500    BroadVision, Inc.+ ..............................         3,225
 65,000    Cisco Systems, Inc.+ ............................     1,061,450
 20,000    Dell Computer Corp.+ ............................       427,600
 70,000    EMC Corp.+ ......................................     1,082,200
 27,000    Hewlett-Packard Co. .............................       626,670
 50,000    InfoSpace, Inc.+ ................................        62,000
 21,000    Inktomi Corp.+ ..................................        83,160
 33,000    Intel Corp. .....................................       922,680
    736    McDATA Corp.+ ...................................        10,510
 23,000    Micron Technology, Inc.+ ........................       865,030
 50,000    Microsoft Corp.+ ................................     2,852,500
 20,000    Motorola, Inc. ..................................       348,000
 60,000    Oracle Corp.+ ...................................       732,600

                                                                  Value
Shares                                                           (Note 1)
------                                                         -----------
           TECHNOLOGY - (CONTINUED)
 20,000    SanDisk Corp.+ ..................................     $ 410,200
 10,000    Siebel Systems, Inc.+ ...........................       216,000
 75,000    Sun Microsystems, Inc.+ .........................       858,750
 45,000    Texas Instruments Inc. ..........................     1,489,500
 35,000    VERITAS Software Corp.+ .........................     1,005,200
  5,000    Vignette Corp.+ .................................        34,150
                                                               -----------
                                                                17,291,565
                                                               -----------
           TELECOMMUNICATIONS - 13.3%
  2,000    Aether Systems, Inc.+ ...........................        17,700
 68,000    Broadcom Corp.+ .................................     2,186,200
 10,000    CMGI Inc.+ ......................................        17,800
 15,000    Exodus Communications, Inc.+ ....................        13,200
 30,000    JDS Uniphase Corp.+ .............................       211,500
 15,000    Network Appliance, Inc.+ ........................       194,400
 15,000    Nokia Corp. ADR .................................       236,100
 50,000    Nortel Networks Corp. ...........................       313,000
  8,000    QUALCOMM Inc.+ ..................................       470,800
 10,000    Vitesse Semiconductor Corp.+ ....................       146,000
                                                               -----------
                                                                 3,806,700
                                                               -----------
           TOTAL COMMON STOCKS
           (Cost $61,281,934*) .............................    27,974,065
                                                               -----------


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND                                  AUGUST 31, 2001
PORTFOLIO OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

Number of
Contract Shares                      Expiration     Strike        Value
Subject to Call                         Date        Price        (Note 1)
---------------                      ----------   ---------    ------------
CALL OPTIONS WRITTEN - (0.4)%

          CONSUMER GOODS - (0.1)%
15,000    Amgen Inc. ...............  09/22/01     $ 65.0      $    (26,250)
                                                               ------------
          FINANCIAL SERVICES - (0.2)%
13,000    The Goldman Sachs
          Group, Inc. ..............  09/22/01       85.0           (22,100)
21,000    Merrill Lynch & Co.,
          Inc. .....................  09/22/01       55.0           (15,750)
20,000    Morgan Stanley Dean
          Witter & Co. .............  09/22/01       60.0            (7,000)
                                                               ------------
                                                                    (44,850)
                                                               ------------
          TECHNOLOGY - (0.1)%
23,000    Micron Technology,
          Inc. .....................  09/22/01       40.0           (25,300)
35,000    VERITAS Software
          Corp. ....................  09/22/01       40.0            (5,250)
                                                               ------------
                                                                    (30,550)
                                                               ------------

Number of
Contract Shares                      Expiration     Strike        Value
Subject to Call                         Date        Price        (Note 1)
---------------                      ----------   ---------    ------------
          TELECOMMUNICATIONS -
          (0.0)%#
 8,000    QUALCOMM Inc. ............  09/22/01     $ 70.0      $     (3,600)
                                                               ------------
          TOTAL CALL OPTIONS WRITTEN
          (Premiums received $163,843) .....................       (105,250)
                                                               ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 2.6% ....................................        729,423
                                                               ------------
NET ASSETS - 100.0% ........................................   $ 28,598,238
                                                               ============

---------------------------
ADR - American Depository Receipt
+ Non-income producing security.
++All of the common stocks are pledged as collateral for written options. # Amount represents less than 0.1%
* The aggregate cost of investment securities for federal tax purposes is $61,281,934 and net unrealized depreciation consists of:

Gross unrealized appreciation ..............................   $     47,550
Gross unrealized depreciation ..............................    (33,355,419)
                                                               ------------
 Net unrealized depreciation ...............................   $(33,307,869)
                                                               ============


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND                                AUGUST 31, 2001
PORTFOLIO OF INVESTMENTS                                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  Value
Shares                                                           (Note 1)
------                                                         -----------
COMMON STOCKS - 89.0%++

           CONSUMER GOODS - 23.9%
  5,000    AOL Time Warner Inc.+ ...........................   $   186,750
  3,000    Amgen Inc.+ .....................................       192,900
  3,000    Bristol-Myers Squibb Co. ........................       168,420
  3,000    Coca-Cola Co. ...................................       146,010
  4,000    The Home Depot, Inc. ............................       183,800
  3,400    Johnson & Johnson ...............................       179,214
  2,800    Merck & Co., Inc. ...............................       182,280
  4,000    Wal-Mart Stores, Inc. ...........................       192,200
                                                               -----------
                                                                 1,431,574
                                                               -----------
           FINANCIAL SERVICES - 16.4%
  5,000    American Express Co. ............................       182,100
  2,000    American International Group, Inc. ..............       156,400
  4,000    Citigroup Inc. ..................................       183,000
  5,000    Morgan Stanley Dean Witter & Co. ................       266,750
  4,200    Wells Fargo & Co. ...............................       193,242
                                                               -----------
                                                                   981,492
                                                               -----------
           MANUFACTURING - 8.8%
  5,000    General Electric Co. ............................       204,900
 16,000    Lucent Technologies Inc. ........................       109,120
  4,000    Tyco International Ltd. .........................       207,800
    300    Zimmer Holdings, Inc.+ ..........................         8,160
                                                               -----------
                                                                   529,980
                                                               -----------
           RESOURCES - 7.8%
  6,800    Exxon Mobil Corp. ...............................       273,020
  3,900    Schlumberger Ltd. ...............................       191,100
                                                               -----------
                                                                   464,120
                                                               -----------
           TECHNOLOGY - 32.1%
  7,500    AT&T Corp. ......................................       142,800
 11,500    Cisco Systems, Inc.+ ............................       187,795
 10,000    EMC Corp.+ ......................................       154,600
  7,000    Hewlett-Packard Co. .............................       162,470
 10,500    Intel Corp. .....................................       293,580

                                                                  Value
Shares                                                           (Note 1)
------                                                         -----------
           TECHNOLOGY - (CONTINUED)
  2,000    International Business Machines Corp. ...........   $   200,000
     66    McDATA Corp.+ ...................................           942
  3,500    Microsoft Corp.+ ................................       199,675
 17,000    Nortel Networks Corp. ...........................       106,420
 11,500    Oracle Corp.+ ...................................       140,415
  5,600    Texas Instruments Inc. ..........................       185,360
  3,000    Verizon Communications Inc. .....................       150,000
                                                               -----------
                                                                 1,924,057
                                                               -----------
           TOTAL COMMON STOCKS
           (Cost $6,297,571*) ..............................     5,331,223
                                                               -----------

Number of
Contract Shares                      Expiration     Strike       Value
Subject to Put                          Date        Price       (Note 1)
---------------                      ----------   ---------    -----------
PUT OPTIONS PURCHASED - 0.7%

           CONSUMER GOODS - 0.2%
  3,000    Amgen Inc. ..............  10/20/01     $ 55.0      $     3,300
  3,000    Bristol-Myers Squibb
           Co. .....................  10/20/01       55.0            5,400
  3,000    Johnson & Johnson .......  09/22/01       50.0            2,100
  3,000    Merck & Co., Inc. .......  09/22/01       65.0            4,200
                                                               -----------
                                                                    15,000
                                                               -----------
           FINANCIAL SERVICES - 0.2%
  5,000    Morgan Stanley Dean
           Witter & Co. ............  10/20/01       50.0           14,250
                                                               -----------
           MANUFACTURING - 0.1%
  4,000    General Electric Co. ....  10/20/01       40.0            6,200
                                                               -----------
           TECHNOLOGY - 0.2%
  7,500    Cisco Systems, Inc. .....  10/20/01       15.0            6,375
  3,000    Intel Corp. .............  09/22/01       27.5            3,600
                                                               -----------
                                                                     9,975
                                                               -----------
           TOTAL PUT OPTIONS PURCHASED
           (Cost $44,898) ..................................        45,425
                                                               -----------
TOTAL INVESTMENTS - 89.7%
(Cost $6,342,469) ..........................................     5,376,648
                                                               -----------


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND                                AUGUST 31, 2001
PORTFOLIO OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

Number of
Contract Shares                      Expiration     Strike       Value
Subject to Call                         Date        Price       (Note 1)
---------------                      ----------   ---------    -----------
CALL OPTIONS WRITTEN - (0.5)%

           CONSUMER GOODS - (0.3)%
 4,000     AOL Time Warner
           Inc. ....................  09/22/01     $ 50.0      $      (200)
 3,000     Coca-Cola Co. ...........  09/22/01       45.0          (12,000)
 3,400     Johnson & Johnson .......  10/20/01       55.0           (4,080)
                                                               -----------
                                                                   (16,280)
                                                               -----------
           FINANCIAL SERVICES - (0.0)%#
 2,000     American
           International Group,
           Inc. ....................  09/22/01       20.0             (200)
 3,000     Morgan Stanley Dean
           Witter & Co. ............  09/22/01       65.0             (300)
                                                               -----------
                                                                      (500)
                                                               -----------
           MANUFACTURING - (0.0)%#
 4,000     General Electric Co. ....  12/22/01       50.0           (1,600)
                                                               -----------
           RESOURCES - (0.0)%#
 2,900     Schlumberger Ltd. .......  11/17/01       60.0           (1,522)
                                                               -----------

Number of
Contract Shares                      Expiration     Strike       Value
Subject to Call                         Date        Price       (Note 1)
---------------                      ----------   ---------    -----------
           TECHNOLOGY - (0.2)%
 7,500     AT&T Corp. ..............  10/20/01     $ 20.0      $    (4,500)
10,000     EMC Corp. ...............  10/20/01       25.0           (1,000)
 5,500     Intel Corp. .............  10/20/01       35.0           (1,375)
 3,000     Microsoft Corp. .........  10/20/01       75.0             (450)
 4,600     Texas Instruments
           Inc. ....................  10/20/01       40.0           (3,450)
                                                               -----------
                                                                   (10,775)
                                                               -----------
           TOTAL CALL OPTIONS WRITTEN
           (Premiums received $56,745) .....................       (30,677)
                                                               -----------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 10.8% ...................................       648,587
                                                               -----------
NET ASSETS - 100.0% ........................................   $ 5,994,558
                                                               ===========

---------------------------
+ Non-income producing security.
++All of the common stocks are pledged as collateral for written options. # Amount represents less than 0.1%
* The aggregate cost of investment securities for federal tax purposes is $6,342,469 and net unrealized depreciation consists of:

Gross unrealized appreciation ..............................   $    11,456
Gross unrealized depreciation ..............................      (977,277)
                                                               -----------
 Net unrealized depreciation ...............................   $  (965,821)
                                                               ===========


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2001
STATEMENT OF ASSETS AND LIABILITIES                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            Kelmoore      Kelmoore Strategy(R)  Kelmoore Strategy(R)
                                                                        Strategy(R) Fund       Eagle Fund           Liberty Fund
                                                                        ----------------  --------------------  --------------------
ASSETS:
 Investments at market value (Cost $419,117,778, $61,281,934 and
  $6,342,469 respectively) (Note 1) .................................     $ 273,838,805       $  27,974,065       $   5,376,648
 Cash and cash equivalents (Note 1) .................................        37,028,114             434,936             122,472
 Receivables:
   Premiums receivable for options written ..........................           583,090                  --             142,053
   Capital stock sold ...............................................         2,836,956             477,943             358,204
   Dividends and interest ...........................................           541,741               3,203               5,859
   Due from advisor .................................................                --                  --             123,524
 Other assets .......................................................            32,742               3,064                 436
                                                                          -------------       -------------       -------------
    TOTAL ASSETS ....................................................       314,861,448          28,893,211           6,129,196
                                                                          -------------       -------------       -------------
LIABILITIES:
 Payables:
   Investment securities purchased ..................................         5,291,000             104,118              40,020
   Written options closed ...........................................         5,683,681                  --                  --
   Capital stock redeemed ...........................................           540,592               2,629                 500
   Distribution fees (Class C) ......................................           159,141              15,804               3,208
   Distribution fees (Class A) ......................................            25,384               2,477                 365
   Due to advisor ...................................................                --               5,580                  --
   Other accrued expenses ...........................................           206,233              59,115              59,868
 Option contracts written (Proceeds $3,611,645, $163,843 and $56,745
  respectively) (Note 1) ............................................         4,722,215             105,250              30,677
                                                                          -------------       -------------       -------------
    TOTAL LIABILITIES ...............................................        16,628,246             294,973             134,638
                                                                          -------------       -------------       -------------
NET ASSETS ..........................................................     $ 298,233,202       $  28,598,238       $   5,994,558
                                                                          =============       =============       =============
CLASS C SHARES:
 Applicable to 32,845,318, 6,699,586 and 520,904 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value .........................     $ 180,636,728       $  17,394,104       $   4,168,405
                                                                          =============       =============       =============
 Net asset value, offering and redemption price per
  Class C share .....................................................     $        5.50       $        2.60       $        8.00
                                                                          =============       =============       =============
CLASS A SHARES:
 Applicable to 20,992,899, 4,279,620 and 227,278 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value .........................     $ 117,596,474       $  11,204,134       $   1,826,153
                                                                          =============       =============       =============
 Net asset value and redemption price per Class A share .............     $        5.60       $        2.62       $        8.03
                                                                          =============       =============       =============
 Offering price per Class A share (Net asset value - 0.945) .........     $        5.93       $        2.77       $        8.50
                                                                          =============       =============       =============
NET ASSETS CONSIST OF:
 Paid-in capital ....................................................     $ 444,342,397       $  61,929,259       $   6,837,214
 Undistributed net investment loss ..................................        (1,416,215)           (319,458)            (15,060)
 Accumulated net realized gain on securities and options ............         1,696,563             237,713             112,157
 Net unrealized depreciation on securities and options ..............      (146,389,543)        (33,249,276)           (939,753)
                                                                          -------------       -------------       -------------
   NET ASSETS .......................................................     $ 298,233,202       $  28,598,238       $   5,994,558
                                                                          =============       =============       =============

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
STATEMENT OF OPERATIONS                              AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Kelmoore      Kelmoore Strategy(R)  Kelmoore Strategy(R)
                                                                  Strategy(R) Fund      Eagle Fund            Liberty Fund
                                                                  ----------------  --------------------  --------------------
INVESTMENT INCOME:
 Dividends ...................................................      $   1,365,944       $      27,768       $      17,486
 Interest (Note 1) ...........................................            286,695              19,587               2,648
                                                                    -------------       -------------       -------------
   Total Income ..............................................          1,652,639              47,355              20,134
                                                                    -------------       -------------       -------------
EXPENSES:
 Investment advisory fees (Note 3) ...........................          1,463,324             138,376              19,196
 Distribution fees Class C (Note 3) ..........................            917,492              85,808              12,923
 Distribution fees Class A (Note 3) ..........................            136,458              13,142               1,568
 Accounting fees .............................................             41,479              23,219              19,824
 Administration fees .........................................            109,865              18,594              11,270
 Audit fees ..................................................             27,613              13,855              12,071
 Custodian fees ..............................................             42,407              13,962              12,186
 Insurance fees ..............................................             12,188                 909                 113
 Legal fees ..................................................             22,476               3,647               3,425
 Printing fees ...............................................             17,173               3,003               1,100
 Registration fees ...........................................             55,194              19,731               9,472
 Transfer agent fees .........................................            162,771              23,070              25,820
 Trustees' fees ..............................................             17,664               3,580                 822
                                                                    -------------       -------------       -------------
   Total Expenses ............................................          3,026,104             360,896             129,790
   Expenses waived by advisor (Note 3) .......................                 --                  --             (76,908)
   Recoupment of reimbursed expenses (Note 3) ................                 --               5,723                  --
                                                                    -------------       -------------       -------------
   Net Expenses ..............................................          3,026,104             366,619              52,882
                                                                    -------------       -------------       -------------
 Net investment loss .........................................         (1,373,465)           (319,264)            (32,748)
                                                                    -------------       -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) from:
   Security transactions .....................................          4,386,607             346,802                (256)
   Options ...................................................         14,270,145           2,677,798             381,803
 Net change in unrealized appreciation (depreciation) on:
   Security transactions .....................................        (40,124,784)         (9,432,955)           (612,769)
   Options ...................................................         (2,991,332)            127,944                  86
                                                                    -------------       -------------       -------------
    Net realized and unrealized loss on investments ..........        (24,459,364)         (6,280,411)           (231,136)
                                                                    -------------       -------------       -------------
Net decrease in net assets resulting from operations .........      $ (25,832,829)      $  (6,599,675)      $    (263,884)
                                                                    =============       =============       =============

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Kelmoore Strategy(R) Fund           Kelmoore Strategy(R) Eagle Fund
                                                          -----------------------------------   ------------------------------------
                                                          Six Months Ended                      Six Months Ended
                                                          August 31, 2001      Year Ended        August 31, 2001     Period Ended
                                                            (Unaudited)     February 28, 2001      (Unaudited)    February 28, 2001*
                                                          ----------------  -----------------   ----------------  ------------------
OPERATIONS:
  Net investment loss ...................................  $  (1,373,465)     $  (1,623,848)      $    (319,264)    $    (275,300)
   Net realized gain on securities and options ..........     18,656,752         41,984,443           3,024,600         4,404,687
  Net change in unrealized depreciation on
   securities and options ...............................    (43,116,116)       (91,581,404)         (9,305,011)      (23,944,265)
                                                           -------------      -------------       -------------     -------------
  Net decrease in net assets resulting
   from operations ......................................    (25,832,829)       (51,220,809)         (6,599,675)      (19,814,878)
                                                           -------------      -------------       -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
  Net realized short-term capital gains:
    Class C .............................................    (10,501,865)       (29,715,100)         (1,717,871)       (2,361,644)
    Class A .............................................     (6,247,479)       (11,027,716)         (1,052,542)       (1,826,517)
  Net realized long-term capital gains:
    Class C .............................................             --                 --                  --                --
    Class A .............................................             --                 --                  --                --
                                                           -------------      -------------       -------------     -------------
  Total distributions to shareholders ...................    (16,749,344)       (40,742,816)         (2,770,413)       (4,188,161)
                                                           -------------      -------------       -------------     -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class C .............................................     46,996,635        154,013,690           9,283,246        30,218,134
    Class A .............................................     45,179,926        110,167,494           6,593,477        16,975,387
  Reinvestment of distributions:
    Class C .............................................      7,984,527         23,326,142           1,263,023         1,824,035
    Class A .............................................      4,022,375          7,894,494             726,704         1,496,354
  Cost of shares redeemed:
    Class C .............................................    (25,519,675)       (51,804,730)         (2,144,673)       (2,809,353)
    Class A .............................................     (9,446,401)       (11,576,627)         (1,048,307)         (406,662)
                                                           -------------      -------------       -------------     -------------
  Increase in net assets derived from capital
   share transactions (a) ...............................     69,217,387        232,020,463          14,673,470        47,297,895
                                                           -------------      -------------       -------------     -------------
    TOTAL INCREASE IN NET ASSETS ........................     26,635,214        140,056,838           5,303,382        23,294,856
                                                           -------------      -------------       -------------     -------------
NET ASSETS:
  Beginning of period ...................................    271,597,988        131,541,150          23,294,856                --
                                                           -------------      -------------       -------------     -------------
  End of period .........................................  $ 298,233,202      $ 271,597,988       $  28,598,238     $  23,294,856
                                                           =============      =============       =============     =============
  (a) Transactions in capital stock were:
    Shares sold:
     Class C ............................................      7,620,940         18,719,624           2,827,939         4,357,338
     Class A ............................................      7,248,207         13,386,027           2,024,385         2,215,580
    Shares issued through reinvestment of distributions:
     Class C ............................................      1,315,034          2,929,508             394,979           317,462
     Class A ............................................        652,402            992,088             225,620           223,016
    Shares redeemed:
     Class C ............................................     (4,205,702)        (6,718,903)           (687,805)         (510,327)
     Class A ............................................     (1,523,304)        (1,514,015)           (313,653)          (95,328)
                                                           -------------      -------------       -------------     -------------
  Increase in shares outstanding ........................     11,107,577         27,794,329           4,471,465         6,507,741
                                                           =============      =============       =============     =============

---------------------
* Commenced operations on June 29, 2000.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

                                                                   Kelmoore Strategy(R) Liberty Fund
                                                                 -------------------------------------
                                                                 Six Months Ended
                                                                 August 31, 2001      Period Ended
                                                                   (Unaudited)     February 28, 2001**
                                                                 ----------------  -------------------
OPERATIONS:
  Net investment loss .......................................      $    (32,748)      $     (4,689)
  Net realized gain on securities and options ...............           381,547             22,140
  Net change in unrealized depreciation on
   securities and options ...................................          (612,683)          (327,070)
                                                                   ------------       ------------
  Net decrease in net assets resulting from operations ......          (263,884)          (309,619)
                                                                   ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
  Net realized short-term capital gains:
    Class C .................................................          (180,392)           (11,615)
    Class A .................................................           (88,972)            (4,069)
  Net realized long-term capital gains:
    Class C .................................................            (4,423)                --
    Class A .................................................            (2,059)                --
                                                                   ------------       ------------
  Total distributions to shareholders .......................          (275,846)           (15,684)
                                                                   ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class C .................................................         3,163,946          2,517,785
    Class A .................................................         1,258,619            813,484
  Reinvestment of distributions:
    Class C .................................................           147,144             10,503
    Class A .................................................            70,394              3,503
  Cost of shares redeemed:
    Class C .................................................          (853,731)          (211,524)
    Class A .................................................           (60,532)                --
                                                                   ------------       ------------
  Increase in net assets derived from capital
   share transactions (a) ...................................         3,725,840          3,133,751
                                                                   ------------       ------------
    TOTAL INCREASE IN NET ASSETS ............................         3,186,110          2,808,448
                                                                   ------------       ------------
NET ASSETS:
  Beginning of period .......................................         2,808,448                 --
                                                                   ------------       ------------
  End of period .............................................      $  5,994,558       $  2,808,448
                                                                   ============       ============
  (a) Transactions in capital stock were:
    Shares sold:
     Class C ................................................           368,168            281,495
     Class A ................................................           143,956             81,997
    Shares issued through reinvestment of distributions:
     Class C ................................................            17,065              1,159
     Class A ................................................             8,109                387
    Shares redeemed:
     Class C ................................................           (96,375)           (50,608)
     Class A ................................................            (7,171)                --
                                                                   ------------       ------------
  Increase in shares outstanding ............................           433,752            314,430
                                                                   ============       ============

--------------------
** Commenced operations on December 26, 2000.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                             AUGUST 31, 2001
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                               Kelmoore Strategy(R) Fund
                                                              ---------------------------------------------------------
                                                                   Six Months Ended
                                                                    August 31, 2001                   Year Ended
                                                                      (Unaudited)                  February 28, 2001
                                                              --------------------------        -----------------------
                                                               Class C          Class A          Class C       Class A
                                                              ---------        ---------        ---------     ---------
Net asset value, beginning of period .....................    $   6.33         $   6.41         $   8.80      $   8.84
                                                              --------         --------         --------      --------
 Income from investment operations:
 Net investment loss .....................................       (0.04)           (0.01)           (0.07)        (0.01)
 Net realized and unrealized loss on investments .........       (0.44)           (0.45)           (0.99)        (1.01)
                                                              --------         --------         --------      --------
   Total from investment operations ......................       (0.48)           (0.46)           (1.06)        (1.02)
                                                              --------         --------         --------      --------
 Less distributions from:
 Net realized gains ......................................       (0.35)           (0.35)           (1.41)        (1.41)
                                                              --------         --------         --------      --------
Net asset value, end of period ...........................    $   5.50         $   5.60         $   6.33      $   6.41
                                                              ========         ========         ========      ========
Total return .............................................       (7.97)%(2)       (7.55)%(2),+    (14.61%)      (14.05)%+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) .....................    $180,637         $117,596         $177,870      $ 93,728
 Ratio of expenses to average net assets:
   Before expense reimbursement ..........................        2.35%(1)         1.60%(1)         2.41%         1.66%
   After expense reimbursement ...........................        2.35%(1)         1.60%(1)         2.41%         1.66%
 Ratio of net investment loss to average net assets:
   Before expense reimbursement ..........................       (1.22)%(1)       (0.47)%(1)       (0.89)%       (0.14)%
   After expense reimbursement ...........................       (1.22)%(1)       (0.47)%(1)       (0.89)%       (0.14)%
 Portfolio turnover rate .................................       45.12%(2)        45.12%(2)       166.43%       166.43%

--------------------
(1) Annualized.
(2) Not Annualized.
 +  Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2001
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                           Kelmoore Strategy(R) Eagle Fund
                                                             -------------------------------------------------------------
                                                                  Six Months Ended
                                                                   August 31, 2001                     Year Ended
                                                                     (Unaudited)                    February 28, 2001
                                                             ---------------------------       ---------------------------
                                                              Class C          Class A          Class C*         Class A*
                                                             ----------       ----------       ----------       ----------
Net asset value, beginning of period .....................    $   3.57         $   3.59         $  10.00         $  10.00
                                                              --------         --------         --------         --------
 Income from investment operations:
 Net investment loss .....................................       (0.04)           (0.03)           (0.10)#          (0.07)#
 Net realized and unrealized loss on investments .........       (0.62)           (0.63)           (4.62)           (4.63)
                                                              --------         --------         --------         --------
   Total from investment operations ......................       (0.66)           (0.66)           (4.72)           (4.70)
                                                              --------         --------         --------         --------
 Less distributions from:
 Net realized gains ......................................       (0.31)           (0.31)           (1.71)           (1.71)
                                                              --------         --------         --------         --------
Net asset value, end of period ...........................    $   2.60         $   2.62         $   3.57         $   3.59
                                                              ========         ========         ========         ========
Total return .............................................      (19.95)%(2)      (19.83)%(2),+    (55.26)%(2)      (55.04)%(2),+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) .....................    $ 17,394         $ 11,204         $ 14,884         $  8,411
 Ratio of expenses to average net assets:
   Before expense reimbursement ..........................        2.94%(1)         2.19%(1)         4.13%(1)         3.38%(1)
   After expense reimbursement ...........................        2.94%(1)         2.19%(1)         2.99%(1)         2.24%(1)
 Ratio of net investment loss to average net assets:
   Before expense reimbursement ..........................       (2.59)%(1)       (1.84)%(1)       (3.62)%(1)       (2.87)%(1)
   After expense reimbursement ...........................       (2.59)%(1)       (1.84)%(1)       (2.47)%(1)       (1.72)%(1)
 Portfolio turnover rate .................................       18.74%(2)        18.74%(2)        83.44%(2)        83.44%(2)

------------------
 * Kelmoore Strategy Eagle Class C and Class A commenced operations on June 29, 2000.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2001
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                        Kelmoore Strategy(R) Liberty Fund
                                                             ------------------------------------------------------
                                                                Six Months Ended
                                                                 August 31, 2001                 Year Ended
                                                                   (Unaudited)                February 28, 2001
                                                             -----------------------      -------------------------
                                                              Class C       Class A       Class C**       Class A**
                                                             ---------     ---------      ---------       ---------
Net asset value, beginning of period .....................    $ 8.93         $ 8.94         $10.00         $10.00
                                                              ------         ------         ------         ------
 Income from investment operations:
 Net investment loss .....................................     (0.07)         (0.05)         (0.02)#        (0.01)#
 Net realized and unrealized loss on investments .........     (0.27)         (0.27)         (1.00)         (1.00)
                                                              ------         ------         ------         ------
   Total from investment operations ......................     (0.34)         (0.32)         (1.02)         (1.01)
                                                              ------         ------         ------         ------
 Less distributions from:
 Net realized gains ......................................     (0.59)         (0.59)         (0.05)         (0.05)
                                                              ------         ------         ------         ------
Net asset value, end of period ...........................    $ 8.00         $ 8.03         $ 8.93         $ 8.94
                                                              ======         ======         ======         ======
Total return .............................................    (4.16)%(2)     (3.93)%(2),+   (10.21)%(2)    (10.11)%(2),+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) .....................    $4,169         $1,826         $2,072         $  736
 Ratio of expenses to average net assets:
   Before expense reimbursement ..........................      6.98%(1)       6.23%(1)      19.58%(1)      18.83%(1)
   After expense reimbursement ...........................      3.00%(1)       2.25%(1)       3.00%(1)       2.25%(1)
 Ratio of net investment loss to average net assets:
   Before expense reimbursement ..........................    (5.94)%(1)     (5.19)%(1)     (17.88)%(1)    (17.13)%(1)
   After expense reimbursement ...........................    (1.95)%(1)     (1.20)%(1)     (1.30)%(1)     (0.55)%(1)
 Portfolio turnover rate .................................     57.73%(2)      57.73%(2)      50.94%(2)      50.94%(2)

--------------------
** Kelmoore Strategy Liberty Class C and Class A commenced operations on December 26, 2000.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2001
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end, diversified management investment company was organized as a Delaware business trust on November 30, 1998. The Trust operates as a series company and, at August 31, 2001, consisted of three diversified investment portfolios (each a "Fund" and collectively the "Funds"). The Trust has a fiscal year ending the last day of February each year and currently consists of three investment funds, Kelmoore Strategy(R) Fund ("Strategy"), Kelmoore Strategy(R) Eagle Fund ("Eagle") and Kelmoore Strategy(R) Liberty Fund ("Liberty"). The Strategy Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies which have strong financial fundamentals and to continuously sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Fund also seeks to protect or "hedge" the Fund's portfolio against a decline in the value of the stocks the Fund owns by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2001
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, options transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Transactions in options contracts written for the six months ended August 31, 2001 were as follows:

                                                       Strategy Fund                         Eagle Fund
                                             ----------------------------------   --------------------------------
                                                Contracts           Premium          Contracts          Premium
                                             ---------------   ----------------   ---------------   --------------
Outstanding at February 28, 2001 .........      (6,173,600)     $  (8,247,207)         (740,000)    $    (873,630)
Options written during period ............     (52,999,800)       (79,332,680)       (4,146,000)       (5,300,212)
Options exercised during period ..........       2,226,700          3,994,905           395,700         1,025,985
Options expired during period ............       5,843,300          6,660,702         2,090,900         2,210,299
Options closed during period .............      49,405,500         73,312,635         2,264,400         2,773,715
                                               -----------      -------------        ----------     -------------
Outstanding at August 31, 2001 ...........      (1,697,900)     $  (3,611,645)         (135,000)    $    (163,843)
                                               ===========      =============        ==========     =============

                                                                                            Liberty Fund
                                                                                  --------------------------------
                                                                                     Contracts          Premium
                                                                                  ---------------   --------------
Outstanding at February 28, 2001 ................................................       (64,400)    $    (111,710)
Options written during period ...................................................      (187,000)         (232,448)
Options exercised during period .................................................        32,300            58,980
Options expired during period ...................................................       151,200           199,653
Options closed during period ....................................................        15,000            28,780
                                                                                     ----------     -------------
Outstanding at August 31, 2001 ..................................................       (52,900)    $     (56,745)
                                                                                     ==========     =============

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2001
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

E. FEDERAL INCOME TAXES. It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to such income tax, therefore, no federal income tax provisions will be required.

F. CASH AND CASH EQUIVALENTS. Uninvested cash and premiums from options written are swept daily into an interest bearing account at the Bank of New York. The proceeds are paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. NET ASSET VALUE AND CALCULATION OF EXPENSES. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the respective class of shares.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, for the six months ended August 31, 2001, were as follows:

                                                 Purchases           Sales
                                               ------------      ------------
Kelmoore Strategy(R) Fund .................    $168,566,368      $121,620,779
Kelmoore Strategy(R) Eagle Fund ...........      19,746,430         4,901,544
Kelmoore Strategy(R) Liberty Fund .........       5,435,802         2,154,259


NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has voluntarily undertaken to waive all or a portion of its fees and to reimburse certain expenses of the Funds. The total operating expenses for the period on the Strategy Fund will not exceed 2.00% for Class A and 2.75% for Class C and for the Eagle and Liberty Funds, will not exceed 2.25% for Class A and 3.00% for Class C. The Advisor reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Advisor is subject to recoupments from the Fund within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation. For the six months ended August 31, 2001, advisory fees of $1,463,324, $138,376 and $19,196 were paid by the Strategy, Eagle and Liberty Funds, respectively. The Advisor reimbursed the Liberty Fund $76,908, which the Advisor may recoup through February 29, 2004. For the six months ended August 31, 2001, the advisor recouped $5,723 of reimbursed expenses on the Eagle Fund.

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2001
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The Plan for Class A shares permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of the Class. The Plan for Class C shares permits the Funds to reimburse the Advisor an annual fee not to exceed 0.75% of the average daily net assets of the Class. In addition, the Plan for Class C shares permits the Funds to reimburse the Advisor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class. For the six months ended August 31, 2001, the Strategy Fund reimbursed the Distributor $1,053,950, ($136,458 for Class A and $917,492 for Class C), the Eagle Fund reimbursed the Distributor $98,950, ($13,142 for Class A and $85,808 for Class C) and the Liberty Fund reimbursed the Distributor $14,491, ($1,568 for Class A and $12,923 for Class C) for distribution and servicing expenses incurred.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody administration services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor in accordance with procedures adopted by the Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. As of August 31, 2001, the Funds have paid $6,137,600, $402,483 and $41,991 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to the Advisor and affiliated parties.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $8,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

FOR MORE INFORMATION
--------------------------------------------------------------------------------



ADMINISTRATOR, TRANSFER AGENT AND       COUNSEL
FUND ACCOUNTING AGENT                   Sutherland Asbill & Brennan LLP
PFPC Inc.                               1275 Pennsylvania Avenue, NW
211 South Gulph Road                    Washington, D.C. 20004-2415
King of Prussia, PA 19406
(877) 328-9456                          INDEPENDENT ACCOUNTANTS
                                        PricewaterhouseCoopers LLP
CUSTODIAN                               333 Market Street
The Bank of New York                    San Francisco, CA 94105
48 Wall Street
New York, NY 10286



--------------------------------------------------------------------------------
KELMOORE STRATEGIC TRUST

2471 E. Bayshore Road, Suite 501
Palo Alto, CA 94303
(877) 328-9456


The Trust's SEC file no. is 811-9165










                        FOR ADDITIONAL INFORMATION ABOUT
                         THE KELMOORE STRATEGY(R) FUNDS
                                CALL 877-328-9456

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.